++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+A registration statement for Pacific Select Fund relating to shares of the + +Focused 30 and Strategic Value Portfolios has been filed with the Securities + +and Exchange Commission, but has not yet become effective. The information in +
+the Prospectus is not complete and may be changed. Interests in the new       +
+Investment Options and shares of the Focused 30 and Strategic Value           +
+Portfolios may not be sold until the Fund's registration statement is         +
+effective. This supplement and Preliminary Prospectus are not an offer to + +sell interests in the Investment Options or shares of the Focused 30 and + +Strategic Value Portfolios and do not solicit an offer to buy interests or +
+shares in any state where the offer or sale is not permitted.                 +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

                 Supplement to Prospectus Dated May 1, 2000 for
                   Pacific Value, a variable annuity contract
                    issued by Pacific Life Insurance Company

                       Date of Supplement: August 7, 2000

This supplement changes the Prospectus to reflect the following:

                      ---------------------------------------------------------
Two new Variable       The new Investment Options will invest in two new
Investment Options     Portfolios of the Pacific Select Fund called the
will be available      Focused 30 and Strategic Value Portfolios. Below is
October 2, 2000        information summarizing the new Portfolios.

 . Focused 30           Pacific Life Insurance Company, the adviser, and the
 . Strategic Value      Fund have retained Janus Capital Corporation as
                       Portfolio manager.

                   --------------------------------------------------------------------------
                                                                     Primary Investments
                   Portfolio                 Objective           (under normal circumstances)
                   --------------------------------------------------------------------------
                   Focused 30       Long-term growth of capital.   Common stocks selected
                                                                   for their growth
                                                                   potential.
                   Strategic Value  Long-term growth of capital.   Common stocks with the
                                                                   potential for long-term
                                                                   growth of capital.
                   --------------------------------------------------------------------------

                       This chart is only a summary. For more complete information on the Portfolios, including a discussion of each Portfolio's investment techniques and the risks associated with its investments, see the accompanying Fund Preliminary Prospectus. You should read the Prospectus carefully.

                      ---------------------------------------------------------
An Overview of         The following is added to the chart under Fees and
Pacific Value          Expenses Paid by the Pacific Select Fund:
is amended

                   -------------------------------------------------------------
                   Portfolio         Advisory fee Other expenses Total expenses
                   -------------------------------------------------------------
                                     As an annual % of average daily net assets
                   Focused 30*           0.95          0.08           1.03
                   Strategic Value*      0.95          0.08           1.03

                       * Other expenses are estimated. There were no actual
                         advisory fees or other expenses for these Portfolios in 1999 because the Portfolios will start on October 2, 2000. See page 7 of the Preliminary Prospectus for information about expense caps through December 31, 2001 for these Portfolios.

                      ---------------------------------------------------------
                       The following is added to Examples:

                       The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract, surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume an annual return of 5%.

                       without any Rider reflects the expenses you would pay if you did not buy the optional Stepped-Up Death Benefit Rider (SDBR) or Premier Death Benefit Rider
                       (PDBR) and the Guaranteed Income Advantage (GIA) Rider.

                       with SDBR reflects the expenses you would pay if you bought the Stepped-Up Death Benefit Rider, but not the GIA Rider or PDBR.

                       with PDBR reflects the expenses you would pay if you bought the Premier Death Benefit Rider, but not the GIA Rider or SDBR.

                       with GIA Rider reflects the expenses you would pay if you bought the optional Guaranteed Income Advantage Rider, but not the optional SDBR or PDBR.

                       with SDBR and GIA Rider reflects the expenses you would pay if you bought the optional Stepped-Up Death Benefit Rider and the Guaranteed Income Advantage Rider.

                       with PDBR and GIA Rider reflects the expenses you would pay if you bought the Premier Death Benefit Rider and the Guaranteed Income Advantage Rider.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                      --------------------------------------------------------------------------------------
                                                                                         Expenses if you did
                                                                                         not annuitize or
                                               Expenses if you      Expenses if you      surrender, but left
                                               annuitized           surrendered          the money in your
                                               your Contract ($)    your Contract ($)    Contract ($)
                      --------------------------------------------------------------------------------------
                      Variable Account         1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                      --------------------------------------------------------------------------------------
                      Focused 30
                      without any Rider        88   76   129  276   88   139  174  276   25   76   129  276
                      with SDBR                90   82   139  296   90   145  184  296   27   82   139  296
                      with PDBR                91   86   147  310   91   149  192  310   28   86   147  310
                      with GIA Rider           91   85   144  306   91   148  189  306   28   85   144  306
                      with SDBR and GIA Rider  93   91   154  325   93   154  199  325   30   91   154  325
                      with PDBR and GIA Rider  94   95   162  339   94   158  207  339   31   95   162  339
                      --------------------------------------------------------------------------------------
                      Strategic Value
                      without any Rider        88   76   129  276   88   139  174  276   25   76   129  276
                      with SDBR                90   82   139  296   90   145  184  296   27   82   139  296
                      with PDBR                91   86   147  310   91   149  192  310   28   86   147  310
                      with GIA Rider           91   85   144  306   91   148  189  306   28   85   144  306
                      with SDBR and GIA Rider  93   91   154  325   93   154  199  325   30   91   154  325
                      with PDBR and GIA Rider  94   95   162  339   94   158  207  339   31   95   162  339
                      --------------------------------------------------------------------------------------

                      ---------------------------------------------------------
Choosing Your          This information is added to the discussion in the
Investment Options     Prospectus on Choosing Your Investment Options.
is amended
                       You may instruct us to allocate all or part of your Purchase Payments to the Focused 30 and Strategic Value
                       Investment Options on or after October 2, 2000. You may not instruct us to allocate your Purchase Payments to these Investment Options prior to October 2, 2000, when the Options first become available.

                      ---------------------------------------------------------
Transfers is           This information is added to the discussion in the
amended                Prospectus on Transfers.

                       You may instruct us to transfer Accumulated Value to a Variable Investment Option and specify a future date on which the Accumulated Value is to be transferred. This instruction may cover any Variable Investment Option currently available under your contract and the Focused 30 and Strategic Value Investment Options. For the Focused 30 and Strategic Value Investment Options, you may not specify a date prior to October 2, 2000, when the Options first become available. If you specify October 2, 2000 for the Focused 30 and Strategic Value Investment Options, and we receive the instructions prior to that date, the requested amount will be transferred effective as of the close of business on October 2, 2000. You may revoke your transfer instructions at any time before we transfer Accumulated Value by providing us with a revocation in proper form, which we must receive not later than 4:00 p.m. Eastern time on the last Business Day before the date you have specified for a transfer. While highly remote, there is a possibility that the Focused 30 and Strategic Value Investment Options will not become effective on October 2, 2000, in which case we would not effect the transfer to these Options, and your Accumulated Value would remain in the Investment Option from which you requested it be transferred until the day the Focused 30 and Strategic Value Portfolios become effective, if ever, unless you instruct us otherwise.

                      ---------------------------------------------------------
Choosing Your          This information is added to the discussion in the
Annuity Option         Prospectus on Choosing Your Annuity Option.
is amended
                       If you annuitize and select the variable annuity payment option, the Focused 30 and Strategic Value
                       Variable Investment Options will be available effective
                       October 2, 2000, unless the Focused 30 and Strategic
                       Value Portfolios do not become effective on that date.


                                                                               3